Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2022	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,088.2	1.7	1.7	0.0	0.0	0.0
Swaps	9,128.3	23.4	21.7	135.7	0.1	1.8
Options bought and sold (OTC)	644.4	8.2	8.6	0.0	0.0	0.0
Futures	144.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	35.9	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,041.7	33.3	32.0	135.7	0.1	1.8
Forwards	701.4	8.7	10.0	17.7	0.1	0.2
Swaps	334.9	14.3	13.5	0.0	0.0	0.0
Options bought and sold (OTC)	167.5	2.5	2.7	0.0	0.0	0.0
Futures	4.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.8	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,210.7	25.5	26.2	17.7	0.1	0.2
Forwards	0.3	0.0	0.0	0.0	0.0	0.0
Swaps	22.8	0.9	0.7	0.0	0.0	0.0
Options bought and sold (OTC)	181.4	5.2	7.5	0.0	0.0	0.0
Futures	42.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	469.3	18.9	18.5	0.0	0.0	0.0
Equity/index-related products	715.8	25.0	26.7	0.0	0.0	0.0
Credit derivatives [2]	352.0	3.2	3.4	0.0	0.0	0.0
Forwards	6.9	0.1	0.1	0.0	0.0	0.0
Swaps	9.5	0.7	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.1	0.1	0.0	0.0	0.0
Futures	12.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.1	0.0	0.0	0.0	0.0
Other products [3]	40.5	1.0	0.6	0.0	0.0	0.0
Total derivative instruments	14,360.7	88.0	88.9	153.4	0.2	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 14,514.1 billion, CHF 88.2 billion and CHF 90.9 billion, respectively, as of December 31, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading						Hedging			[1]
end of 2021	Notional amount		Positive replacement value (PRV)		Negative replacement value (NRV)		Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,736.0		0.9		0.9		0.0	0.0	0.0
Swaps	8,810.0		36.8		33.0		131.4	0.4	0.2
Options bought and sold (OTC)	779.0		11.5		10.9		0.0	0.0	0.0
Futures	144.5		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	71.6		0.1		0.0		0.0	0.0	0.0
Interest rate products	11,541.1		49.3		44.8		131.4	0.4	0.2
Forwards	1,052.9		7.6		8.2		21.1	0.1	0.1
Swaps	345.3		11.3		12.4		0.0	0.0	0.0
Options bought and sold (OTC)	235.4	[2]	2.9	[2]	3.1	[2]	0.0	0.0	0.0
Futures	10.3		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.6		0.0		0.0		0.0	0.0	0.0
Foreign exchange products	1,645.5		21.8		23.7		21.1	0.1	0.1
Forwards	0.9		0.1		0.0		0.0	0.0	0.0
Swaps	94.7		1.4		2.6		0.0	0.0	0.0
Options bought and sold (OTC)	243.9		11.1		12.5		0.0	0.0	0.0
Futures	46.3		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	535.8		22.9		21.5		0.0	0.0	0.0
Equity/index-related products	921.6		35.5		36.6		0.0	0.0	0.0
Credit derivatives [3]	506.8		5.0		6.3		0.0	0.0	0.0
Forwards	9.9		0.2		0.1		0.0	0.0	0.0
Swaps	12.0		1.1		0.4		0.0	0.0	0.0
Options bought and sold (OTC)	11.1		0.2		0.1		0.0	0.0	0.0
Futures	11.1		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	9.2		0.1		0.1		0.0	0.0	0.0
Other products [4]	53.3		1.6		0.7		0.0	0.0	0.0
Total derivative instruments	14,668.3		113.2		112.1		152.5	0.5	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 14,820.8 billion, CHF 113.7 billion and CHF 112.4 billion, respectively, as of December 31, 2021.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been revised.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	2022	2021	2020
Interest rate products (CHF million)
Hedged items [1]	5,346	1,673	(1,679)
Derivatives designated as hedging instruments [1]	(5,020)	(1,597)	1,564
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2022					2021
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.8	(0.1)		0.0		0.8	0.0		0.0
Net loans	29.0	(1.3)		(0.7)		16.6	(0.2)		0.2
Liabilities (CHF billion)
Long-term debt	77.2	(1.2)		(4.9)		69.4	(0.2)		0.8
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2022	2021	2020
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(474)	(314)	134
Gains/(losses) reclassified from AOCI into interest and dividend income	1,018	7	(70)
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(56)	(9)	(33)
Trading revenues	0	0	(30)
Total other operating expenses	(60)	34	(2)
Gains/(losses) reclassified from AOCI into income	(60)	34	(32)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	0	0	1
1 Relates to the forward points of a foreign currency forward.

Net investment hedges
Net investment hedges
in	2022	2021	2020
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(12)	47	458
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	0	0	10

Credit protection sold/purchased
Credit protection sold/purchased
	2022							2021
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(52.8)	48.6		(4.2)	10.6		0.2	(60.2)	55.6		(4.6)	10.1		0.6
Non-investment grade	(22.3)	20.7		(1.6)	4.9		(0.2)	(31.5)	28.9		(2.6)	7.9		0.4
Total single-name instruments	(75.1)	69.3		(5.8)	15.5		0.0	(91.7)	84.5		(7.2)	18.0		1.0
of which sovereign	(12.8)	11.3		(1.5)	4.4		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(62.3)	58.0		(4.3)	11.1		0.1	(78.2)	72.3		(5.9)	14.0		1.1
Multi-name instruments (CHF billion)
Investment grade [2]	(54.3)	50.8		(3.5)	8.9		0.1	(102.9)	96.0		(6.9)	20.2		0.7
Non-investment grade	(30.9)	28.4		(2.5)	9.5	[3]	(0.6)	(35.7)	33.2		(2.5)	12.6	[3]	(0.5)
Total multi-name instruments	(85.2)	79.2		(6.0)	18.4		(0.5)	(138.6)	129.2		(9.4)	32.8		0.2
of which non-sovereign	(85.2)	79.2		(6.0)	18.4		(0.5)	(138.6)	129.2		(9.4)	32.8		0.2
Total instruments (CHF billion)
Investment grade [2]	(107.1)	99.4		(7.7)	19.5		0.3	(163.1)	151.6		(11.5)	30.3		1.3
Non-investment grade	(53.2)	49.1		(4.1)	14.4		(0.8)	(67.2)	62.1		(5.1)	20.5		(0.1)
Total instruments	(160.3)	148.5		(11.8)	33.9		(0.5)	(230.3)	213.7		(16.6)	50.8		1.2
of which sovereign	(12.8)	11.3		(1.5)	4.4		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(147.5)	137.2		(10.3)	29.5		(0.4)	(216.8)	201.5		(15.3)	46.8		1.3
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2022				2021
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	1.2	0.1	0.1	1.4	2.3	0.0	0.3	2.6
Collateral posted	1.0	0.1	–	1.1	1.9	0.0	–	1.9
Impact of a one-notch downgrade event	0.4	0.0	0.1	0.5	0.1	0.0	0.0	0.1
Impact of a two-notch downgrade event	0.5	0.1	0.2	0.8	0.2	0.0	0.0	0.2
Impact of a three-notch downgrade event	0.5	0.1	0.2	0.8	0.7	0.0	0.1	0.8
The impact of a downgrade event reflectes the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively. Excludes contracts with specified conditions and clauses which, when triggered, would result in a receivable position for the Group.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2022	2021
Credit derivatives (CHF billion)
Credit protection sold	160.3	230.3
Credit protection purchased	148.5	213.7
Other protection purchased	33.9	50.8
Other instruments [1]	9.3	12.0
Total credit derivatives	352.0	506.8
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2022 (CHF billion)
Single-name instruments	10.0	61.8	3.3	75.1
Multi-name instruments	6.5	71.5	7.2	85.2
Total instruments	16.5	133.3	10.5	160.3
2021 (CHF billion)
Single-name instruments	14.4	73.6	3.7	91.7
Multi-name instruments	39.9	88.3	10.4	138.6
Total instruments	54.3	161.9	14.1	230.3

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2022	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,088.2	1.7	1.7	0.0	0.0	0.0
Swaps	9,140.3	24.3	21.7	130.1	0.1	1.8
Options bought and sold (OTC)	644.4	8.2	8.6	0.0	0.0	0.0
Futures	144.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	35.9	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,053.7	34.2	32.0	130.1	0.1	1.8
Forwards	701.4	8.7	10.0	17.7	0.1	0.2
Swaps	353.5	14.3	13.5	0.0	0.0	0.0
Options bought and sold (OTC)	167.5	2.5	2.7	0.0	0.0	0.0
Futures	4.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.8	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,229.3	25.5	26.2	17.7	0.1	0.2
Forwards	0.3	0.0	0.0	0.0	0.0	0.0
Swaps	22.8	0.9	0.7	0.0	0.0	0.0
Options bought and sold (OTC)	181.4	5.2	7.5	0.0	0.0	0.0
Futures	42.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	469.3	18.9	18.5	0.0	0.0	0.0
Equity/index-related products	715.8	25.0	26.7	0.0	0.0	0.0
Credit derivatives [2]	352.0	3.2	3.4	0.0	0.0	0.0
Forwards	6.9	0.1	0.1	0.0	0.0	0.0
Swaps	9.5	0.7	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.1	0.1	0.0	0.0	0.0
Futures	12.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.1	0.0	0.0	0.0	0.0
Other products [3]	40.5	1.0	0.6	0.0	0.0	0.0
Total derivative instruments	14,391.3	88.9	88.9	147.8	0.2	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 14,539.1 billion, CHF 89.1 billion and CHF 90.9 billion, respectively, as of December 31, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading						Hedging			[1]
end of 2021	Notional amount		Positive replacement value (PRV)		Negative replacement value (NRV)		Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,736.0		0.9		0.9		0.0	0.0	0.0
Swaps	8,818.8		36.9		33.0		127.5	0.4	0.2
Options bought and sold (OTC)	779.0		11.5		10.9		0.0	0.0	0.0
Futures	144.5		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	71.6		0.1		0.0		0.0	0.0	0.0
Interest rate products	11,549.9		49.4		44.8		127.5	0.4	0.2
Forwards	1,052.9		7.6		8.2		21.1	0.1	0.1
Swaps	345.3		11.3		12.4		0.0	0.0	0.0
Options bought and sold (OTC)	235.4	[2]	2.9	[2]	3.1	[2]	0.0	0.0	0.0
Futures	10.3		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.6		0.0		0.0		0.0	0.0	0.0
Foreign exchange products	1,645.5		21.8		23.7		21.1	0.1	0.1
Forwards	0.9		0.1		0.0		0.0	0.0	0.0
Swaps	94.7		1.4		2.6		0.0	0.0	0.0
Options bought and sold (OTC)	243.9		11.1		12.5		0.0	0.0	0.0
Futures	46.3		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	535.8		22.9		21.5		0.0	0.0	0.0
Equity/index-related products	921.6		35.5		36.6		0.0	0.0	0.0
Credit derivatives [3]	506.8		5.0		6.3		0.0	0.0	0.0
Forwards	9.9		0.2		0.1		0.0	0.0	0.0
Swaps	12.0		1.1		0.4		0.0	0.0	0.0
Options bought and sold (OTC)	11.1		0.2		0.1		0.0	0.0	0.0
Futures	11.1		0.0		0.0		0.0	0.0	0.0
Options bought and sold (exchange-traded)	9.2		0.1		0.1		0.0	0.0	0.0
Other products [4]	53.3		1.6		0.7		0.0	0.0	0.0
Total derivative instruments	14,677.1		113.3		112.1		148.6	0.5	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 14,825.7 billion, CHF 113.8 billion and CHF 112.4 billion, respectively, as of December 31, 2021.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been revised.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	2022	2021	2020
Interest rate products (CHF million)
Hedged items [1]	4,677	1,523	(1,679)
Derivatives designated as hedging instruments [1]	(4,355)	(1,448)	1,564
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2022					2021
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.8	(0.1)		0.0		0.8	0.0		0.0
Net loans	29.0	(1.3)		(0.7)		16.6	(0.2)		0.2
Liabilities (CHF billion)
Long-term debt	72.0	(1.0)		(4.4)		65.6	(0.1)		0.8
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2022	2021	2020
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(474)	(314)	134
Gains/(losses) reclassified from AOCI into interest and dividend income	1,018	7	(70)
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(56)	(9)	(33)
Trading revenues	0	0	(30)
Total other operating expenses	(60)	34	(2)
Gains/(losses) reclassified from AOCI into income	(60)	34	(32)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	0	0	1
1 Relates to the forward points of a foreign currency forward.

Net investment hedges
Net investment hedges
in	2022	2021	2020
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(15)	51	451
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	0	0	10

Credit protection sold/purchased
Credit protection sold/purchased
	2022							2021
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(52.8)	48.6		(4.2)	10.6		0.2	(60.2)	55.6		(4.6)	10.1		0.6
Non-investment grade	(22.3)	20.7		(1.6)	4.9		(0.2)	(31.5)	28.9		(2.6)	7.9		0.4
Total single-name instruments	(75.1)	69.3		(5.8)	15.5		0.0	(91.7)	84.5		(7.2)	18.0		1.0
of which sovereign	(12.8)	11.3		(1.5)	4.4		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(62.3)	58.0		(4.3)	11.1		0.1	(78.2)	72.3		(5.9)	14.0		1.1
Multi-name instruments (CHF billion)
Investment grade [2]	(54.3)	50.8		(3.5)	8.9		0.1	(102.9)	96.0		(6.9)	20.2		0.7
Non-investment grade	(30.9)	28.4		(2.5)	9.5	[3]	(0.6)	(35.7)	33.2		(2.5)	12.6	[3]	(0.5)
Total multi-name instruments	(85.2)	79.2		(6.0)	18.4		(0.5)	(138.6)	129.2		(9.4)	32.8		0.2
of which non-sovereign	(85.2)	79.2		(6.0)	18.4		(0.5)	(138.6)	129.2		(9.4)	32.8		0.2
Total instruments (CHF billion)
Investment grade [2]	(107.1)	99.4		(7.7)	19.5		0.3	(163.1)	151.6		(11.5)	30.3		1.3
Non-investment grade	(53.2)	49.1		(4.1)	14.4		(0.8)	(67.2)	62.1		(5.1)	20.5		(0.1)
Total instruments	(160.3)	148.5		(11.8)	33.9		(0.5)	(230.3)	213.7		(16.6)	50.8		1.2
of which sovereign	(12.8)	11.3		(1.5)	4.4		(0.1)	(13.5)	12.2		(1.3)	4.0		(0.1)
of which non-sovereign	(147.5)	137.2		(10.3)	29.5		(0.4)	(216.8)	201.5		(15.3)	46.8		1.3
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2022				2021
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	1.2	0.1	0.1	1.4	2.3	0.0	0.3	2.6
Collateral posted	1.0	0.1	–	1.1	1.9	0.0	–	1.9
Impact of a one-notch downgrade event	0.4	0.0	0.1	0.5	0.1	0.0	0.0	0.1
Impact of a two-notch downgrade event	0.5	0.1	0.2	0.8	0.2	0.0	0.0	0.2
Impact of a three-notch downgrade event	0.5	0.1	0.2	0.8	0.7	0.0	0.1	0.8
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2022	2021
Credit derivatives (CHF billion)
Credit protection sold	160.3	230.3
Credit protection purchased	148.5	213.7
Other protection purchased	33.9	50.8
Other instruments [1]	9.3	12.0
Total credit derivatives	352.0	506.8
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2022 (CHF billion)
Single-name instruments	10.0	61.8	3.3	75.1
Multi-name instruments	6.5	71.5	7.2	85.2
Total instruments	16.5	133.3	10.5	160.3
2021 (CHF billion)
Single-name instruments	14.4	73.6	3.7	91.7
Multi-name instruments	39.9	88.3	10.4	138.6
Total instruments	54.3	161.9	14.1	230.3